Debt	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Debt	Debt
As of December 31, 2021 and 2020, the Company’s debt consisted of the following (in thousands):

	2021	2020
2016 WTI Loan	$—	$570
PPP Loan	—	3,065
Total debt, net	—	3,635
Less amount due within one year	—	570
Debt due after one year, net	$—	$3,065
In 2016, a loan facility was entered into with Venture Lending and Leasing VII, Inc. and Venture Lending and Leasing VIII, Inc. (the “2016 WTI Loan”) for a total of $17,500 available in three tranches, all of which have been drawn. Tranches one and two were fully repaid as of December 31, 2020. The coupon interest rate for each tranche is the WSJ prime rate, at the time of each drawdown, plus 9.0%, but not less than 12.5%. The term of each drawdown is 39 months, including nine months of interest-only payments. The loan facility was secured by all of the Company’s assets. In March 2021, the Company repaid $570 on outstanding amounts owed on the 2016 WTI loan facility. As of December 31, 2021, tranche three was fully repaid and the Company has no outstanding debt under this facility.
The Company was required to meet certain non-financial covenants in its loan facility agreement. In 2021 and 2020, the Company was in compliance with all non-financial covenants.
Paycheck Protection Program Loan
In April 2020, the Company was granted a loan in the amount of $3,065 pursuant to the Paycheck Protection Program (the “PPP Loan”) under the Coronavirus Aid, Relief and Economic Security Act. The PPP Loan has a two-year term and bears interest at a rate of 0.98% per annum. Monthly principal and interest payments are deferred for six months after the date of disbursement. The PPP Loan may be prepaid at any time prior to maturity with no prepayment penalties. The PPP Loan contains events of default and other provisions customary for a loan of this type. The PPP Loan may be forgiven if used under program parameters for payroll, mortgage interest, and rent expenses. During 2021 and 2020, the Company was in compliance with the terms of the PPP Loan.
On September 28, 2021, the Company received notice that the obligation of $3,065 had been forgiven, and the Company has no outstanding debt under this program. The Company recorded the gain on extinguishment in the 2021 consolidated statement of operations and comprehensive loss.